Filed electronically with the Securities and Exchange Commission on November 30, 2007

                                                              File No. 333-43815
                                                              File No. 811-08599

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     /___/

                           Pre-Effective Amendment No.                  /____/
                         Post-Effective Amendment No. 28                / X /
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                 /___/

                                Amendment No. 29                        / X /

                                DWS EQUITY TRUST
                                ----------------
               (Exact Name of Registrant as Specified in Charter)

                  222 South Riverside Plaza, Chicago, IL 60606
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2572

            Philip J. Collora, Vice President and Assistant Secretary
                            222 South Riverside Plaza
                             Chicago, Illinois 60606
                             -----------------------
                     (Name and Address of Agent for Service)

                         Copy to: Cathy G. O'Kelly, Esq.
                              David A. Sturms, Esq.
                     Vedder, Price, Kaufman & Kammholz, P.C.
                            222 North LaSalle Street
                                Chicago, IL 60601

It is proposed that this filing will become effective (check appropriate box):

/___/    Immediately upon filing pursuant to paragraph (b)
/ X /    On December 1, 2007 pursuant to paragraph (b)
/___/    60 days after filing pursuant to paragraph (a)(1)
/___/    On __________________ pursuant to paragraph (a)(1)
/___/    75 days after filing pursuant to paragraph (a)(2)
/___/    On __________________ pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:
/___/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 28 to the Registration Statement on form N-1A (File No. 811-08599) is being filed in order to amend the Part C and include Exhibits 23(f)(1) and 23(f)(2) which were not included with Post-Effective Amendment No. 27 to the Registration Statement filed on November 28, 2007. The provisions of the Prospectuses (Part A) and Statements of Additional Information (Part B) of Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A, File No. 811-08599, filed on November 28, 2007 are incorporated by reference in their entirety.

This post-effective amendment is not intended to update or amend any other prospectuses or statements of additional information of the registrant's other series or classes.

                                DWS EQUITY TRUST

                            PART C. OTHER INFORMATION

Item 23.        Exhibits
--------        --------

                (a)(1)                      Declaration of Trust dated January 6, 1998 is incorporated by reference to
                                            Pre-Effective Amendment No. 1 to the Registration Statement.

                (a)(2)                      Certificate of Amendment of Declaration of Trust dated November 29, 2000 is incorporated by reference to Post-Effective Amendment No. 12 to the
                                            Registration Statement.

                (a)(3)                      Certificate of Amendment of Declaration of Trust dated May 23, 2001 is incorporated by reference to Post-Effective Amendment No. 7 to the
                                            Registration Statement.

                (a)(4)                      Certificate of Amendment of Declaration of Trust dated February 6, 2006 is incorporated by reference to Post-Effective Amendment No. 16 to the
                                            Registration Statement.

                (a)(5)                      Amended and Restated Establishment and Designation of Series of Shares of
                                            Beneficial Interest, dated September 22, 2006, is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement.

                (a)(6)                      Amended and Restated Establishment and Designation of Series of Shares of
                                            Beneficial Interest on behalf of DWS Core Plus Income Fund, dated August 15,
                                            2006, is incorporated by reference to Post-Effective Amendment No. 21 to the
                                            Registration Statement.

                (a)(7)                      Amended and Restated Establishment and Designation of Series of Shares of
                                            Beneficial Interest, dated July 18, 2007, is incorporated by reference to
                                            Post-Effective Amendment No. 25 to the Registration Statement.

                (a)(8)                      Amended and Restated Establishment and Designation of Classes of Shares of
                                            Beneficial Interest, on behalf of DWS Alternative Asset Allocation Plus
                                            Fund, dated July 18, 2007, is incorporated by reference to Post-Effective
                                            Amendment No. 25 to the Registration Statement.

                (a)(9)                      Amended and Restated Establishment and Designation of Classes of Shares of
                                            Beneficial Interest, on behalf of DWS Disciplined Market Neutral Fund, DWS
                                            Disciplined Long/Short Value Fund and DWS Disciplined Long/Short Growth
                                            Fund, dated September 22, 2006, is incorporated by reference to
                                            Post-Effective Amendment No. 26 to the Registration Statement.

                (a)(10)                     Amended and Restated Establishment and Designation of Series of Shares of
                                            Beneficial Interest, dated August 15, 2006, is incorporated by reference to
                                            Post-Effective Amendment No. 27 to the Registration Statement.

                (a)(11)                     Amended and Restated Establishment and Designation of Series of Shares of
                                            Beneficial Interest, dated September 22, 2006, is incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement.

                (b)(1)                      By-laws are incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement.



                                       3

                (b)(1)(a)                   Amendment to the By-Laws, dated November 29, 2000, is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement.

                (b)(2)                      Amendment to the By-Laws of Scudder Equity Trust, dated November 20, 2002, is incorporated by reference to Post-Effective Amendment No. 8 to the
                                            Registration Statement.

                (b)(3)                      Amendment to the By-Laws of Scudder Equity Trust, dated January 9, 2004, is incorporated by reference to Post-Effective Amendment No. 12 to the
                                            Registration Statement.

                (b)(4)                      Amendment to the By-Laws of Scudder Equity Trust, dated November 16, 2005, is incorporated by reference to Post-Effective Amendment No. 16 to the
                                            Registration Statement.

                (b)(5)                      Amendment to the By-Laws of Scudder Equity Trust, dated September 24, 2004, is incorporated by reference to Post-Effective Amendment No. 27 to the
                                            Registration Statement.

                (b)(6)                      Amendment to the By-Laws of Scudder Equity Trust, dated November 16, 2005, is incorporated by reference to Post-Effective Amendment No. 27 to the
                                            Registration Statement.

                (c)                         Inapplicable.

                (d)(1)                      Investment Management Agreement between the Registrant, on behalf of DWS
                                            Core Plus Allocation Fund, DWS Disciplined Market Neutral Fund, DWS
                                            Disciplined Long/Short Growth Fund and DWS Disciplined Long/Short Growth
                                            Fund, and Deutsche Investment Management Americas Inc., dated August 15,
                                            2006, is incorporated by reference to Post-Effective Amendment No. 21 to the
                                            Registration Statement.

                (e)(1)                      Underwriting and Distribution Services Agreement between the Registrant and
                                            Scudder Distributors, Inc., dated April 5, 2002 is incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement.

                (f)           (1)           Form of Retirement Agreement between the Registrant and each of Donald L.
                                            Dunaway, James R. Edgar, Robert B. Hoffman and Shirley D. Peterson dated
                                            November 14, 2007 (filed herein).

                              (2)           Indemnification and Reimbursement Agreement between the Registrant and DIMA dated November 14, 2007 (filed herein).

                (g)(1)                      Master Custodian Agreement between the Registrant and State Street Bank and
                                            Trust Company dated March 17, 2004 is incorporated by reference to
                                            Post-Effective Amendment No. 16 to the Registration Statement.

                (h)(1)                      Agency Agreement between the Registrant and Kemper Service Company dated
                                            March 2, 1998 is incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement.

                (h)(2)                      Supplement to Agency Agreement dated January 1, 1999 is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement.




                                       4

                (h)(3)                      Amendment No.1 to the Agency Agreement between the Registrant and Scudder
                                            Investments Service Company, dated July 24, 2002, is incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement.

                (h)(4)                      Letters of Indemnity to the Scudder Funds dated September 10, 2004 is incorporated by reference to Post-Effective Amendment No. 14 to the
                                            Registration Statement.

                (h)(5)                      Administrative Services Agreement between the Registrant and Deutsche
                                            Investment Management Americas Inc., dated August 15, 2006, is incorporated by reference to Post-Effective Amendment No. 21 to the Registration
                                            Statement.

                (h)(6)                      First Amendment to Agency Agreement between the Registrant and Scudder
                                            Investments Service Company, dated January 15, 2003, is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement.

                (h)(7)                      Second Amendment to Agency Agreement between the Registrant and DWS Scudder
                                            Investments Service Company, dated March 13, 2006, is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement.

                (h)(8)                      Form of Mutual Fund Rule 22c-2 Information Sharing Agreement between the
                                            Registrant and DWS Scudder Distributors, Inc., is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement.

                (i)                         Legal Opinion and Consent of Counsel in regards to DWS Core Plus Allocation
                                            Fund is incorporated by reference to Post-Effective Amendment No. 19 to the
                                            Registration Statement.

                (i)(1)                      Legal Opinion and Consent of Counsel in regards to DWS Disciplined Market
                                            Neutral Fund is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement.

                (i)(2)                      Legal Opinion and Consent of Counsel in regards to DWS Disciplined
                                            Long/Short Growth Fund is incorporated by reference to Post-Effective
                                            Amendment No. 23 to the Registration Statement.

                (i)(3)                      Legal Opinion and Consent of Counsel in regards to DWS Disciplined
                                            Long/Short Value Fund is incorporated by reference to Post-Effective
                                            Amendment No. 23 to the Registration Statement.

                (i)(4)                      Legal Opinion and Consent of Counsel in regards to DWS Alternative Asset
                                            Allocation Plus Fund is incorporated by reference to Post-Effective
                                            Amendment No. 25 to the Registration Statement.

                (j)                         Consent of Independent Registered Public Accounting Firm, is incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement.

                (k)                         Inapplicable.

                (l)                         Inapplicable.



                                       5

                (m)(1)                      Rule 12b-1 Plan for DWS Core Plus Allocation Fund - Class A is incorporated by reference to Post-Effective Amendment No. 24 to the Registration
                                            Statement.

                (m)(2)                      Rule 12b-1 Plan for DWS Core Plus Allocation Fund - Class C is incorporated by reference to Post-Effective Amendment No. 24 the Registration Statement.


                (m)(3)                      Rule 12b-1 Plan for DWS Disciplined Market Neutral Fund - Class A, is
                                            incorporated by reference to Post-Effective Amendment No. 26 to the
                                            Registration Statement.

                (m)(4)                      Rule 12b-1 Plan for DWS Disciplined Market Neutral Fund - Class C, is
                                            incorporated by reference to Post-Effective Amendment No. 26 to the
                                            Registration Statement.

                (m)(5)                      Rule 12b-1 Plan for DWS Disciplined Long/Short Growth Fund - Class A, is
                                            incorporated by reference to Post-Effective Amendment No. 26 to the
                                            Registration Statement.

                (m)(6)                      Rule 12b-1 Plan for DWS Disciplined Long/Short Growth Fund - Class C, is
                                            incorporated by reference to Post-Effective Amendment No. 26 to the
                                            Registration Statement.

                (m)(7)                      Rule 12b-1 Plan for DWS Disciplined Long/Short Value Fund - Class A, is
                                            incorporated by reference to Post-Effective Amendment No. 26 to the
                                            Registration Statement.

                (m)(8)                      Rule 12b-1 Plan for DWS Disciplined Long/Short Value Fund - Class C, is
                                            incorporated by reference to Post-Effective Amendment No. 26 to the
                                            Registration Statement.

                (m)(9)                      Rule 12b-1 Plan for DWS Alternative Asset Allocation Plus Fund - Class A, is
                                            incorporated by reference to Post-Effective Amendment No. 27 to the
                                            Registration Statement.

                (m)(10)                     Rule 12b-1 Plan for DWS Alternative Asset Allocation Plus Fund - Class C, is
                                            incorporated by reference to Post-Effective Amendment No. 27 to the
                                            Registration Statement.

                (n)                         Amended and Restated Multi-Distribution System Plan (Rule 18f-3 Plan), dated
                                            November 20, 2002, is incorporated by reference to Post-Effective Amendment
                                            No. 13 to the Registration Statement.

                (p)(1)                      Code of Ethics for Deutsche Asset Management - U.S., dated January 1, 2007, is incorporated by reference to Post-Effective Amendment No. 24 the
                                            Registration Statement.

                (p)(2)                      Consolidated  Fund Code of Ethics (All Funds) is incorporated by reference to
                                            Post-Effective Amendment No. 16 to the Registration Statement.

                (q)                         Powers of Attorney is incorporated by reference to Post-Effective Amendment
                                            No. 16 to the Registration Statement.

Item 24.          Persons Controlled by or under Common Control with Fund
--------          -------------------------------------------------------

                  None

Item 25.          Indemnification
--------          ---------------

                  Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit (a)(1) hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and Trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended (the "1940 Act") and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                  Each of the Trustees who is not an "interested person" (as defined under 1940 Act) of Registrant (a "Non-interested Trustee") has entered into an indemnification agreement with Registrant, which agreement provides that the Registrant shall indemnify the Non-interested Trustee against certain liabilities which such Trustee may incur while acting in the capacity as a trustee, officer or employee of the Registrant to the fullest extent permitted by law, now or in the future, and requires indemnification and advancement of expenses unless prohibited by law. The indemnification agreement cannot be altered without the consent of the Non-interested Trustee and is not affected by amendment of the Agreement and Declaration of Trust. In addition, the indemnification agreement adopts certain presumptions and procedures which may make the process of indemnification and advancement of expenses, more timely, efficient and certain. In accordance with Section 17(h) of the 1940 Act, the indemnification agreement does not protect a Non-interested Trustee against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                  The Registrant has purchased insurance policies insuring its officers and trustees against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject to certain deductibles.

                  On April 5, 2002, Zurich Scudder Investments, Inc. ("Scudder"), the investment adviser, now known as Deutsche Investment Management Americas Inc., was acquired by Deutsche Bank AG, not including certain U.K. Operations (the "Transaction"). In connection with the Trustees' evaluation of the Transaction, Deutsche Bank agreed to indemnify, defend and hold harmless Registrant and the trustees who were not "interested persons" of Scudder, Deutsche Bank or Registrant (the "Independent Trustees") for and against any liability and claims and expenses based upon or arising from, whether in whole or in part, or directly or indirectly, any untrue statement or alleged untrue statement of a material fact made to the Independent Trustees by Deutsche Bank in connection with the Independent Trustees' consideration of the Transaction, or any omission or alleged omission of a material fact necessary in order to make statements made, in light of the circumstances under which they were made, not misleading.

                  Deutsche Investment Management Americas Inc. ("DIMA"), the investment advisor, has agreed, subject to applicable law and regulation, to indemnify and hold harmless the Registrant against any loss, damage, liability and expense, including, without limitation, the advancement and payment, as incurred, of reasonable fees and expenses of counsel (including counsel to the Registrant and counsel to the Non-interested Trustees) and consultants, whether retained by the Registrant or the Non-interested Trustees, and other customary costs and expenses incurred by the Registrant in connection with any litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Registrant ("Private Litigation and Enforcement Actions"). In the event that this indemnification is unavailable to the Registrant for any reason, then DIMA has agreed to contribute to the amount paid or payable by the Registrant as a result of any loss, damage, liability or expense in such proportion as is appropriate to reflect the relative fault of DIMA and the Registrant with respect to the matters which resulted in such loss, damage, liability or expense, as well as any other relevant equitable considerations; provided, however, if no final determination is made in such action or proceeding as to the relative fault of DIMA and the Registrant, then DIMA shall pay the entire amount of such loss, damage, liability or expense.

                  In recognition of its undertaking to indemnify the Registrant, DIMA has also agreed, subject to applicable law and regulation, to indemnify and hold harmless each of the Non-interested Trustees against any and all loss, damage, liability and expense, including without limitation the advancement and payment as incurred of reasonable fees and expenses of counsel and consultants, and other customary costs and expenses incurred by the Non-interested Trustees, arising from the Private Litigation and Enforcement, including without limitation:

                  1. all reasonable legal and other expenses incurred by the Non-interested Trustees in connection with the Private Litigation and Enforcement Actions, and any actions that may be threatened or commenced in the future by any person (including any governmental authority), arising from or similar to the matters alleged in the Private Litigation and Enforcement Actions, including without limitation expenses related to the defense of, service as a witness in, or monitoring of such proceedings or actions;

                  2. all liabilities and expenses incurred by any Non-interested Trustee in connection with any judgment resulting from, or settlement of, any such proceeding, action or matter;

                  3. any loss or expense incurred by any Non-interested Trustee as a result of the denial of, or dispute about, any insurance claim under, or actual or purported rescission or termination of, any policy of insurance arranged by DIMA (or by a representative of DIMA acting as such, acting as a representative of the Registrant or of the Non-interested Trustees or acting otherwise) for the benefit of the Non-interested Trustee, to the extent that such denial, dispute or rescission is based in whole or in part upon any alleged misrepresentation made in the application for such policy or any other alleged improper conduct on the part of DIMA, any of its corporate affiliates, or any of their directors, officers or employees;

                  4. any loss or expense incurred by any Non-interested Trustee, whether or not such loss or expense is otherwise covered under the terms of a policy of insurance, but for which the Non-interested Trustee is unable to obtain advancement of expenses or indemnification under that policy of insurance, due to the exhaustion of policy limits which is due in whole or in part to DIMA or any affiliate thereof having received advancement of expenses or indemnification under that policy for or with respect to a matter which is the subject of the indemnification agreement; provided, however, the total amount which DIMA will be obligated to pay under this provision for all loss or expense, will not exceed the amount that DIMA and any of its affiliate actually receive under that policy or insurance for or with respect to a matter which is the subject of the indemnification agreement; and

                  5. all liabilities and expenses incurred by any Non-interested Trustee in connection with any proceeding or action to enforce his or her rights under the agreement, unless DIMA prevails on the merits of any such dispute in a final, nonappealable court order.

                  DIMA is not required to pay costs or expenses or provide indemnification to or for any individual Non-interested Trustee (i) with respect to any particular proceeding or action as to which the Board of the Registrant has determined that such Non-interested Trustee ultimately will not be entitled to indemnification with respect thereto, or (ii) for any liability of the Non-interested Trustee to the Registrant or its shareholders to which such Non-interested Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Non-interested Trustee's duties as a Trustee of the Registrant as determined in a final adjudication in such proceeding or action. In addition, to the extent that DeAM has paid costs or expenses under the agreement to any individual Non-interested Trustee with respect to a particular proceeding or action, and there is a final adjudication in such proceeding or action of the Non-interested Trustee's liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Non-interested Trustee's duties as a Trustee of the Registrant, such Non-interested Trustee has undertaken to repay such costs or expenses to DIMA.

                  On November 14, 2007, the Registrant and DIMA entered into an agreement that provides certain retiring Non-interested Trustees certain assurances regarding continuation of insurance and indemnification rights.

                  More specifically, the agreement provides that the Registrant shall take all actions reasonably necessary to assure that the retirement of certain Non-interested Trustees and/or the election or appointment of members of the consolidated Board shall not reduce or impair any rights of those Non-interested Trustees to indemnification, defense, advancement of expenses, or other rights, for or with respect to actual or threatened claims, liability, or expense that those Non-interested Trustees may incur or suffer arising from or with respect to those Non-interested Trustees' service in such capacity, except to the extent that the consolidated Board determines in the exercise of its duties to modify the rights of all Board members, past and present, without distinction. It is understood that any such modification of rights shall not, without the written consent of the Non-interested Trustees, serve to modify any contractual rights that the Non-interested Trustees may have under any agreement to which the Non-interested Trustees and the Registrant are parties.

                  For the six-year period following the election or appointment of members of the consolidated Board, the Registrant currently expect to maintain, D&O/E&O Insurance and IDL Insurance that is substantially equivalent in scope to the current coverage, and in amounts providing aggregate coverage with respect to the Registrant and all funds overseen by the consolidated Board of at least $100 million for D&O/E&O Insurance and at least $25 million for IDL Insurance; subject however to the right of the consolidated Board in the exercise of its duties to determine that a lower level of insurance coverage is in the best interests of the Registrant provided that any such reduction in coverage apply equally to their present and former Trustees.

                  Pursuant to the agreement, DIMA has agreed that the retirement of the Non-interested Trustees under the terms of the retirement agreements shall in no way affect or diminish the contractual rights of indemnification that the Non-interested Trustees may have under any agreement of indemnification between an Non-interested Trustees and DIMA, including without limitation agreements of indemnification currently in effect with respect to matters related to market timing and matters related to merged or liquidated funds. Upon request made by any Non-interested Trustees, DIMA has agreed to execute a separate instrument confirming the existence and continuation of any such agreement of indemnification.

                  In addition, pursuant to the agreement, in the event that the consolidated Board determines to reduce insurance coverage below the minimum levels stated above, then DIMA at its expense will purchase excess insurance coverage for the benefit of the Non-interested Trustees sufficient to maintain such minimum coverage levels in place for the duration of the period specified in the retirement agreements, provided that in the event that such excess coverage is not available in the marketplace on commercially reasonable terms from a conventional third-party insurer, DIMA (or an affiliate of DIMA) may, at DIMA's discretion and in lieu of purchasing such excess insurance coverage, elect instead to provide the Non-interested Trustees substantially equivalent protection in the form of a written indemnity or financial guaranty reasonably acceptable to each such Non-interested Trustee.

Item 26.          Business and Other Connections of Investment Advisor
--------          ----------------------------------------------------

                  During the last two fiscal years, no director or officer of DIMA, the investment advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Item 27.          Principal Underwriters
--------          ----------------------

                  (a)

                  DWS Scudder Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter for registered open-end management investment companies other funds managed by DIMA.

                  (b)

                  Information on the officers and directors of DWS Scudder Distributors, Inc., principal underwriter for the Registrant, is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                      (1)                             (2)                                  (3)
          DWS Scudder
          Distributors, Inc.
          Name and Principal               Positions and Offices with               Positions and
          Business Address                 DWS Scudder Distributors, Inc.           Offices with Registrant
          ----------------                 ------------------------------           -----------------------

          Philipp Hensler                  Director, Chairman of the Board and      None
          345 Park Avenue                  CEO
          New York, NY 10154

          Michael Colon                    Director and Chief Operating Officer     None
          345 Park Avenue
          New York, NY 10154

          Thomas Winnick                   Director and President                   None
          345 Park Avenue
          New York, NY 10154

          Cliff Goldstein                  Chief Financial Officer and              None
          60 Wall Street                   Treasurer
          New York, NY 10005

          Robert Froehlich                 Vice President                           None
          222 South Riverside Plaza
          Chicago, IL 60606

          Paul Schubert                    Vice President                           Chief Financial Officer
          345 Park Avenue                                                           and Treasurer
          New York, NY 10154

          Mark Perrelli                    Vice President                           None
          222 South Riverside Plaza
          Chicago, IL 60606

          Donna White                      Chief Compliance Officer                 None
          345 Park Avenue
          New York, NY 10154

          Jason Vazquez                    Vice President and AML Compliance        Anti-Money Laundering
          345 Park Avenue                  Officer                                  Compliance Officer
          New York, NY 10154

          Caroline Pearson                 Secretary                                Assistant Secretary
          Two International Place
          Boston, MA 02110

          Philip J. Collora                Assistant Secretary                      Vice President and
          222 South Riverside Plaza                                                 Assistant Secretary
          Chicago, IL 60606



                                       10


                      (1)                             (2)                                  (3)
          DWS Scudder
          Distributors, Inc.
          Name and Principal               Positions and Offices with               Positions and
          Business Address                 DWS Scudder Distributors, Inc.           Offices with Registrant
          ----------------                 ------------------------------           -----------------------

          Anjie LaRocca                    Assistant Secretary                      None
          345 Park Avenue
          New York, NY 10154

         (c)      Not applicable

Item 28.          Location of Accounts and Records
--------          --------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Deutsche Investment Management Americas Inc., 222 South Riverside Plaza, Chicago, IL 60606. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171. Records relating to the duties of the Registrant's transfer agent are maintained by DWS Scudder Investments Service Company ("DWS-SISC"), 210 West 10th Street, Kansas City, Missouri 64105, or at the offices of DST Systems, Inc., 333 West 11th Street, Kansas City, Missouri 64105, the sub-transfer agent for the Registrant.

Item 29.          Management Services
--------          -------------------

                  Inapplicable.

Item 30.          Undertakings
--------          ------------

                  Inapplicable.

                                   SIGNATURES
                                   ----------

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 19th day of November 2007.

                                       DWS EQUITY TRUST


                                       By: /s/ Michael G. Clark
                                           --------------------
                                           Michael G. Clark
                                           President

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


 SIGNATURE                                  TITLE                                        DATE
 ---------                                  -----                                        ----

 /s/ Michael G. Clark
 -------------------------------------
 Michael G. Clark                           President                                    November 19, 2007

 /s/Paul K. Freeman
 -------------------------------------
 Paul K. Freeman*                           Chairperson and Trustee                      November 19, 2007

 /s/ Paul H. Schubert
 -------------------------------------
 Paul H. Schubert                           Chief Financial Officer and Treasurer        November 19, 2007

 /s/John W. Ballantine
 -------------------------------------
 John W. Ballantine*                        Trustee                                      November 19, 2007

 /s/Donald L. Dunaway
 -------------------------------------
 Donald L. Dunaway*                         Trustee                                      November 19, 2007

 /s/James R. Edgar
 -------------------------------------
 James R. Edgar*                            Trustee                                      November 19, 2007

 /s/Robert B. Hoffman
 -------------------------------------
 Robert B. Hoffman*                         Trustee                                      November 19, 2007

 /s/William McClayton
 -------------------------------------
 William McClayton*                         Trustee                                      November 19, 2007

 /s/ Shirley D. Peterson
 -------------------------------------
 Shirley D. Peterson*                       Trustee                                      November 19, 2007

 /s/ Robert H. Wadsworth
 -------------------------------------
 Robert H. Wadsworth*                       Trustee                                      November 19, 2007



*By:     /s/ Caroline Pearson
----     --------------------
         Caroline Pearson**
         Assistant Secretary

** Attorney-in-fact pursuant to the powers of attorney as contained in and incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, as filed on February 28, 2006.

                                                              File No. 333-43815
                                                              File No. 811-08599


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 28
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 29

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                                DWS EQUITY TRUST

                                DWS EQUITY TRUST

                                  EXHIBIT INDEX


                                     (f)(1)

                                     (f)(2)